Borrowings (Details) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended		10 Months Ended
	Mar. 30, 2015 USD ($)	Mar. 27, 2015 USD ($)	Apr. 16, 2015 USD ($)	May. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2013 USD ($)	Sep. 22, 2014 USD ($)	Sep. 30, 2013 USD ($)	Oct. 31, 2013 USD ($)	Apr. 20, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 01, 2013 USD ($)
Debt Instrument [Line Items]
Unamortized discount					$ 2,963						$ 3,459
Outstanding balance					206,570						153,349
Long term debt, net					608,501
Available amount of loan facility					$ 123,000
Term Loan B Facility
Debt Instrument [Line Items]
Debt amount						$ 250,000
Interest rate description					LIBOR
Interest rate percentage						4.25%
Debt discount						$ 5,000
Amounts held in escrow, through Term Loan B proceeds used						98,179
Description of terms of credit facility					Five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000).
Term Loan B Facility Addition
Debt Instrument [Line Items]
Debt amount												$ 189,500
Description of terms of credit facility					The add-on to the Term Loan B facility bears the same terms as Term Loan B facility and was issued at 100%. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
Term Loan B including addition
Debt Instrument [Line Items]
Repayment of debt	$ 21,000
Write-off of deferred financing fees	256
Amount outstanding					$ 411,292						$ 433,389
Balloon payment on the last repayment date					411,292
Long- term debt					408,329
July 2012 Credit Facility
Debt Instrument [Line Items]
Repayment of debt		$ 2,346				101,614
Balloon payment on the last repayment date					58,223
Outstanding balance					95,194
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					3,456
July 2012 Credit Facility | Installment
Debt Instrument [Line Items]
Repayment amount					$ 5,868
August 2012 Credit Facility
Debt Instrument [Line Items]
Repayment of debt						41,225
Write-off of deferred financing fees						$ 707
September 2014 Credit Facility
Debt Instrument [Line Items]
Repayment of debt	21,312
Write-off of deferred financing fees	314
Credit facility							$ 56,000
Balloon payment on the last repayment date							$ 14,250
Outstanding balance	$ 53,938
Repayment installments							20
Repayment frequency					quarterly
Repayment amount							$ 688
Interest rate percentage							3.00%
Interest rate description					LIBOR
September 2014 Credit Facility After The Amendment
Debt Instrument [Line Items]
Balloon payment on the last repayment date					$ 14,250
Outstanding balance					$ 31,557
Repayment installments					18
Repayment frequency					quarterly
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					$ 1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					1,067
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					688
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					688
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					688
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					688
September 2014 Credit Facility After The Amendment | Installment
Debt Instrument [Line Items]
Repayment amount					$ 688
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit facility			$ 164,000
Interest rate percentage			2.75%
Interest rate description					LIBOR
Number of loan tranches			2
Amount drawn down										$ 79,819
Available amount of loan facility					$ 83,000
May 2015 Credit Facility
Debt Instrument [Line Items]
Amount outstanding					$ 0
Credit facility				$ 60,000
Interest rate percentage				3.00%
Interest rate description					LIBOR
Available amount of loan facility					$ 60,000
April 2015 Credit Facility Tranche A
Debt Instrument [Line Items]
Repayment installments					28
Repayment frequency					quarterly
Repayment amount					$ 1,478
Balloon payment on the last repayment date					$ 38,431
April 2015 Credit Facility Tranche B
Debt Instrument [Line Items]
Repayment installments					28
Repayment frequency					quarterly
Repayment amount					$ 1,500
Balloon payment on the last repayment date					$ 41,000
Navios Joy
Debt Instrument [Line Items]
Amount released from escrow								$ 47,000
Navios Harmony
Debt Instrument [Line Items]
Amount released from escrow									$ 17,750